Trade and Other Payables - Schedule of Trade and Other Payables (Details) - CAD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade and Other Payables [Line Items]
Trade payables		$ 107,952	$ 4,570
Other payables and accrued liabilities	[1]	50,324	39,056
Trade and other payables		$ 158,276	$ 43,626

[1]	Other payables and accrued liabilities included payables that are not trade in nature as well as various operating and capital accruals.